Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	May 31, 2025	May 31, 2024
Cash flows from operating activities:
Net (loss) income	$ (5,540)	$ 19,227	$ 3,745	$ (49,841)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Depreciation			18	29
Amortization and depreciation	4	5
Amortization of debt issuance costs				572
Issuance costs for private placement of shares and warrants through placement agent				2,819
Amortization of discount on convertible notes		125	407	1,076
Gain on restructuring of payables			(407)
Loss on derivatives		852	852	236
Loss on induced conversion		1,180	1,180	6,680
Loss on note extinguishment				13,374
Stock-based compensation	179	136	1,612	2,415
Changes in operating assets and liabilities:
Prepaid expenses and other assets	1,989	(1,783)	(4,840)	893
Accounts payable, accrued expenses, and other liabilities	918	(14,302)	(11,332)	10,765
Net cash (used in) provided by operating activities	(2,450)	5,440	(8,765)	(10,982)
Cash flows from investing activities:
Net cash provided by/used in investing activities
Cash flows from financing activities:
Proceeds from warrant transactions, net of offering costs		10,377	10,377
Proceeds from sale of common stock and warrants, net of issuance costs				9,137
Proceeds from warrant exercises			1,081	300
Proceeds from convertible note and warrant issuances, net of offering costs				2,011
Proceeds from exercise of stock options	21		106
Proceeds held in trust				300
Cash paid for note payable	(142)	(710)	(710)
Net cash (used in) provided by financing activities	(121)	9,667	10,854	11,748
Net change in cash and cash equivalents	(2,571)	15,107	2,089	766
Cash and cash equivalents at beginning of period	11,903	9,814	9,814	9,048
Cash and cash equivalents at end of period	9,332	24,921	11,903	9,814
Supplemental disclosure:
Cash paid for interest	13	45	25	45
Non-cash investing and financing transactions:
Derivative liability associated with warrants				102
Issuance of common stock for interest of convertible notes	2,250	1,000	4,500	5,250
Accrued dividends on Series C and D convertible preferred stock	$ 373	$ 372	1,478	1,483
Cashless exercise of warrants			$ 2
Warrants issued to placement agent				1,783
Note conversion to common stock and warrants				$ 3,302